Shareholder Report, Holdings (Details)	Oct. 31, 2025
C000228990 | 46435G326 | iShares Core MSCI International Developed Markets ETF
Holdings [Line Items]
Percent of Net Asset Value	38.90%
C000228990 | 46434G103 | iShares Core MSCI Emerging Markets ETF
Holdings [Line Items]
Percent of Net Asset Value	17.80%
C000228990 | 78463X103 | SPDR Portfolio Europe ETF
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000228990 | 500767306 | KraneShares CSI China Internet ETF
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000228990 | 78463X509 | SPDR Portfolio Emerging Markets ETF
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000228990 | 922042866 | Vanguard FTSE Pacific ETF
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000228990 | 35473P736 | Franklin FTSE Mexico ETF
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000228990 | | State Street Navigator Securities Lending Government Money Market Portfolio
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000228990 | 35473P827 | Franklin FTSE Canada ETF
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000228990 | 857492888 | State Street Institutional Treasury Money Market Fund, Premier Class
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000228990 | Equities35473P827
Holdings [Line Items]
Percent of Total Investments	96.90%
C000228990 | Cash & Equivalent857492888
Holdings [Line Items]
Percent of Total Investments	3.10%
C000228990 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000228990 | Collateral for Securities Loaned
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000228990 | Equity
Holdings [Line Items]
Percent of Net Asset Value	99.60%
C000190408 | | State Street Navigator Securities Lending Government Money Market Portfolio
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000190408 | 857492888 | State Street Institutional Treasury Money Market Fund, Premier Class
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000190408 | 81369Y803 | Technology Select Sector SPDR Fund
Holdings [Line Items]
Percent of Net Asset Value	33.80%
C000190408 | 81369Y852 | Communication Services Select Sector SPDR Fund
Holdings [Line Items]
Percent of Net Asset Value	14.60%
C000190408 | 81369Y209 | Health Care Select Sector SPDR Fund
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000190408 | 81369Y605 | Financial Select Sector SPDR Fund
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000190408 | 81369Y407 | Consumer Discretionary Select Sector SPDR Fund
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000190408 | 92189F676 | VanEck Semiconductor ETF
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000190408 | 464287515 | iShares Expanded Tech-Software Sector ETF
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000190408 | 464288752 | iShares U.S. Home Construction ETF
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000190408 | Cash & Equivalent857492888
Holdings [Line Items]
Percent of Total Investments	4.60%
C000190408 | Collateral for Securities Loaned
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000190408 | Equities81369Y852
Holdings [Line Items]
Percent of Total Investments	95.40%
C000190408 | 857492888Money Market
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000190408 | 464288752Equity
Holdings [Line Items]
Percent of Net Asset Value	99.50%
C000223946 | | State Street Navigator Securities Lending Government Money Market Portfolio
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000223946 | 18915M107 | Cloudflare, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000223946 | 67066G104 | NVIDIA Corporation
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000223946 | 68389X105 | Oracle Corporation
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000223946 | N97284108 | Nebius Group N.V., Class A
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000223946 | 833445109 | Snowflake, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000223946 | 11135F101 | Broadcom, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000223946 | 781154109 | Rubrik, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000223946 | G25457105 | Credo Technology Group Holding Ltd.
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000223946 | 22788C105 | Crowdstrike Holdings, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000223946 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000223946 | Collateral for Securities Loaned
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000223946 | Communications03831W108
Holdings [Line Items]
Percent of Total Investments	94.50%
C000223946 | Collateral for Securities LoanedSECLEND
Holdings [Line Items]
Percent of Total Investments	5.50%
C000223946 | Financials
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000223946 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000223946 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000223946 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C000223946 | Communications
Holdings [Line Items]
Percent of Net Asset Value	14.60%
C000223946 | Technology
Holdings [Line Items]
Percent of Net Asset Value	59.70%